Tax Expense (Benefit) - Summary of Reconciliation of Tax Expense (Benefit) (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Abstract]
Applicable tax rate	5.00%	5.00%	5.00%